Schedule of Investments (unaudited)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.(a)	7,168	$319,191
Aerojet Rocketdyne Holdings Inc.(a)	9,514	415,667
AerSale Corp.(a)	3,281	57,450
BWX Technologies Inc.	10,671	604,832
Cadre Holdings Inc.	851	20,126
Curtiss-Wright Corp.	4,628	663,840
Kaman Corp.	2,948	90,740
Kratos Defense & Security Solutions Inc.(a)(b)	11,102	159,758
Mercury Systems Inc.(a)	8,245	486,538
Moog Inc., Class A	6,199	530,882
National Presto Industries Inc.	1,089	77,537
Parsons Corp.(a)(b)	5,812	251,253
Spirit AeroSystems Holdings Inc., Class A	14,193	465,814
Triumph Group Inc.(a)	5,110	79,409
V2X Inc.(a)	2,576	85,626
Woodward Inc.	4,681	490,101
		4,798,764
Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)	6,520	204,337
Atlas Air Worldwide Holdings Inc.(a)(b)	5,637	426,777
Forward Air Corp.	2,734	286,879
Hub Group Inc., Class A(a)	4,550	347,620
		1,265,613
Airlines — 0.7%
Alaska Air Group Inc.(a)	27,122	1,202,318
Blade Air Mobility Inc.(a)	5,950	33,052
Hawaiian Holdings Inc.(a)	6,281	93,964
JetBlue Airways Corp.(a)	69,349	583,919
SkyWest Inc.(a)	6,313	152,459
Spirit Airlines Inc.(a)	23,476	581,500
Wheels Up Experience Inc.(a)(b)	37,637	84,307
		2,731,519
Auto Components — 1.2%
Adient PLC(a)	8,161	275,679
American Axle & Manufacturing Holdings Inc.(a)	24,516	218,438
Autoliv Inc.	10,033	862,838
Dana Inc.	17,860	299,334
Dorman Products Inc.(a)	1,958	197,934
Garrett Motion Inc.(a)(b)	12,551	82,962
Goodyear Tire & Rubber Co. (The)(a)	60,903	747,889
Holley Inc.(a)(b)	3,944	31,513
LCI Industries	2,928	395,543
Modine Manufacturing Co.(a)	11,137	146,117
Patrick Industries Inc.	4,705	285,688
QuantumScape Corp.(a)(b)	24,608	266,258
Standard Motor Products Inc.	4,121	188,494
Stoneridge Inc.(a)	5,844	109,984
Tenneco Inc., Class A(a)	16,286	307,317
		4,415,988
Automobiles — 0.6%
Harley-Davidson Inc.	31,700	1,198,577
Lordstown Motors Corp., Class A(a)(b)	26,969	60,411
Mullen Automotive Inc.(a)(b)	52,570	41,672
Thor Industries Inc.	6,569	553,964
Winnebago Industries Inc.(b)	4,228	255,244
		2,109,868
Security	Shares	Value

Banks — 13.5%
1st Source Corp.	4,135	$199,390
Allegiance Bancshares Inc.	1,928	84,909
Amerant Bancorp Inc.	3,109	84,938
Ameris Bancorp.	13,640	645,036
Associated Banc-Corp.	33,907	681,531
Atlantic Union Bankshares Corp.	16,720	578,345
Banc of California Inc.	12,770	223,603
BancFirst Corp.(b)	2,518	270,408
Bancorp. Inc. (The)(a)	3,315	81,549
Bank of Hawaii Corp.	9,964	798,216
Bank of Marin Bancorp.	3,880	126,954
Bank OZK	25,312	1,015,011
BankUnited Inc.	16,548	642,890
Banner Corp.	7,037	436,224
Berkshire Hills Bancorp. Inc.	9,614	270,826
BOK Financial Corp.	6,779	596,755
Brookline Bancorp. Inc.	16,141	223,230
Byline Bancorp Inc.	4,164	101,976
Cadence Bank	38,494	1,004,693
Cambridge Bancorp.	1,644	136,929
Camden National Corp.	3,481	159,082
Carter Bankshares Inc.(a)	5,690	79,375
Cathay General Bancorp.	16,195	675,331
CBTX Inc.	4,302	133,147
Central Pacific Financial Corp.	3,937	93,228
City Holding Co.(b)	1,945	168,807
Columbia Banking System Inc.	15,408	464,859
Community Bank System Inc.	6,868	462,422
Community Trust Bancorp. Inc.	4,746	205,644
ConnectOne Bancorp. Inc.	5,107	135,029
CrossFirst Bankshares Inc.(a)	5,682	77,957
Customers Bancorp. Inc.(a)	6,431	245,600
CVB Financial Corp.	27,734	739,666
Dime Community Bancshares Inc.	2,920	99,514
Eagle Bancorp. Inc.	6,681	327,569
Enterprise Financial Services Corp.	8,615	405,163
Equity Bancshares Inc., Class A	3,620	115,659
Farmers National Banc Corp.	7,387	104,895
FB Financial Corp.	4,788	205,166
Financial Institutions Inc.	3,730	98,882
First BanCorp./Puerto Rico	22,466	339,012
First Bancorp./Southern Pines NC	7,290	276,145
First Bancshares Inc. (The)	4,912	142,448
First Busey Corp.	13,510	333,021
First Commonwealth Financial Corp.	17,358	257,246
First Financial Bancorp.	16,534	369,370
First Financial Corp./IN	2,749	128,433
First Foundation Inc.	11,909	247,945
First Hawaiian Inc.	28,934	737,528
First Internet Bancorp.	1,007	35,698
First Interstate BancSystem Inc., Class A	17,970	732,817
First Merchants Corp.	13,354	554,592
First Mid Bancshares Inc.	4,712	177,030
First of Long Island Corp. (The)	6,645	120,939
Flushing Financial Corp.	7,213	155,729
FNB Corp.	77,501	926,912
Fulton Financial Corp.	35,909	599,321
German American Bancorp. Inc.	4,155	157,225
Glacier Bancorp. Inc.	14,388	720,695
Great Southern Bancorp. Inc.	2,480	153,611

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Hancock Whitney Corp.	19,165	$935,444
Hanmi Financial Corp.	5,077	128,296
HarborOne Bancorp Inc.	5,791	83,969
Heartland Financial USA Inc.	9,293	417,256
Heritage Commerce Corp.	14,661	172,707
Heritage Financial Corp./WA	7,188	187,032
Hilltop Holdings Inc.(b)	10,921	315,071
Home BancShares Inc./AR	41,819	986,928
HomeStreet Inc.	3,788	141,254
HomeTrust Bancshares Inc.	3,904	94,243
Hope Bancorp Inc.	21,811	328,037
Horizon Bancorp Inc./IN	9,249	176,378
Independent Bank Corp.	9,701	812,944
Independent Bank Corp./MI	5,362	112,495
Independent Bank Group Inc.	7,820	553,030
International Bancshares Corp.	12,093	530,399
Lakeland Bancorp. Inc.	15,217	242,255
Lakeland Financial Corp.	2,834	220,485
Mercantile Bank Corp.	3,466	122,835
Metropolitan Bank Holding Corp.(a)	858	59,528
Midland States Bancorp. Inc.	4,819	126,258
MVB Financial Corp.	1,307	42,477
National Bank Holdings Corp., Class A	4,274	177,884
NBT Bancorp. Inc.	9,028	365,995
Nicolet Bankshares Inc.(a)(b)	2,616	209,228
Northwest Bancshares Inc.	25,856	371,809
OceanFirst Financial Corp.	15,545	319,605
OFG Bancorp.	10,059	276,321
Old National Bancorp./IN	65,236	1,135,759
Old Second Bancorp. Inc.	9,802	137,718
Origin Bancorp Inc.	2,536	109,225
Pacific Premier Bancorp. Inc.	19,552	657,729
PacWest Bancorp.	25,677	719,726
Park National Corp.	3,316	429,621
Pathward Financial Inc.	2,098	70,745
Peapack Gladstone Financial Corp.	2,399	78,351
Peoples Bancorp. Inc./OH	6,845	211,647
Pinnacle Financial Partners Inc.	16,642	1,316,382
Popular Inc.	16,744	1,300,506
Premier Financial Corp.	8,193	233,337
Prosperity Bancshares Inc.	20,522	1,520,475
QCR Holdings Inc.	3,735	221,448
Renasant Corp.	9,762	326,051
S&T Bancorp. Inc.	7,273	225,027
Sandy Spring Bancorp. Inc.	10,452	431,668
Simmons First National Corp., Class A	23,992	569,810
Southern First Bancshares Inc.(a)	939	42,020
Southside Bancshares Inc.	4,141	165,392
SouthState Corp.	16,409	1,390,991
Stock Yards Bancorp. Inc.	2,799	193,551
Synovus Financial Corp.	32,368	1,307,020
Texas Capital Bancshares Inc.(a)	11,136	652,792
Tompkins Financial Corp.	2,940	226,821
Towne Bank/Portsmouth VA	14,761	440,911
TriCo Bancshares.	6,935	331,493
Triumph Bancorp. Inc.(a)(b)	2,277	165,424
Trustmark Corp.	13,375	434,286
UMB Financial Corp.	9,676	875,678
Umpqua Holdings Corp.	49,065	864,035
United Bankshares Inc./WV	29,192	1,130,898
Security	Shares	Value

Banks (continued)
United Community Banks Inc./GA	12,512	$425,783
Univest Financial Corp.	6,990	174,331
Valley National Bancorp.	95,157	1,112,385
Veritex Holdings Inc.	7,839	242,539
Washington Federal Inc.	15,981	545,432
Washington Trust Bancorp. Inc.	5,276	289,547
WesBanco Inc.	13,680	466,762
Westamerica Bancorp.	5,755	345,358
Wintrust Financial Corp.	12,963	1,115,336
		51,510,298
Beverages — 0.1%
Coca-Cola Consolidated Inc.	296	151,848
National Beverage Corp.	2,898	157,014
Vintage Wine Estates Inc.(a)(b)	3,185	23,378
		332,240
Biotechnology — 2.6%
4D Molecular Therapeutics Inc.(a)	3,074	28,896
ACADIA Pharmaceuticals Inc.(a)	10,064	147,840
Agenus Inc.(a)(b)	18,378	47,415
Agios Pharmaceuticals Inc.(a)	5,847	126,120
Akero Therapeutics Inc.(a)	4,969	50,883
Alector Inc.(a)(b)	12,679	129,579
Allogene Therapeutics Inc.(a)(b)	16,136	209,445
AnaptysBio Inc.(a)	2,098	43,932
Anavex Life Sciences Corp.(a)	11,418	117,149
Arcturus Therapeutics Holdings Inc.(a)(b)	2,144	37,627
Arcus Biosciences Inc.(a)	10,081	268,054
Arcutis Biotherapeutics Inc.(a)(b)	6,057	146,943
Atara Biotherapeutics Inc.(a)	13,339	40,417
Beam Therapeutics Inc.(a)(b)	6,546	412,267
Bioxcel Therapeutics Inc.(a)	1,920	29,645
C4 Therapeutics Inc.(a)	4,718	45,481
Caribou Biosciences Inc.(a)	3,056	24,815
Catalyst Pharmaceuticals Inc.(a)	6,505	66,611
Chimerix Inc.(a)	8,052	17,634
CRISPR Therapeutics AG(a)(b)	15,327	1,149,525
CTI BioPharma Corp.(a)(b)	9,022	59,004
Eagle Pharmaceuticals Inc./DE(a)	2,427	96,352
Editas Medicine Inc.(a)	9,628	153,181
Emergent BioSolutions Inc.(a)	4,884	169,182
Enanta Pharmaceuticals Inc.(a)	2,375	130,981
FibroGen Inc.(a)	9,737	122,491
Forma Therapeutics Holdings Inc.(a)	3,485	28,856
Global Blood Therapeutics Inc.(a)(b)	3,962	129,637
Gossamer Bio Inc.(a)	3,701	41,562
IGM Biosciences Inc.(a)(b)	1,873	30,174
ImmunityBio Inc.(a)	7,173	27,903
Immunovant Inc.(a)	8,988	37,031
Inhibrx Inc.(a)(b)	2,418	41,928
Intellia Therapeutics Inc.(a)	6,639	429,942
Intercept Pharmaceuticals Inc.(a)(b)	5,360	68,394
Ironwood Pharmaceuticals Inc.(a)	33,039	378,296
Karyopharm Therapeutics Inc.(a)(b)	15,485	65,811
Krystal Biotech Inc.(a)	4,532	328,933
Kura Oncology Inc.(a)	6,525	99,898
MacroGenics Inc.(a)(b)	11,838	37,053
Madrigal Pharmaceuticals Inc.(a)(b)	1,441	90,524
MeiraGTx Holdings PLC(a)	2,401	19,880
MiMedx Group Inc.(a)	7,568	25,883

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Mirati Therapeutics Inc.(a)	3,996	$257,342
Mirum Pharmaceuticals Inc.(a)	1,817	45,607
Myriad Genetics Inc.(a)	10,551	278,335
Novavax Inc.(a)(b)	16,810	916,313
Nurix Therapeutics Inc.(a)	3,943	62,930
Ocugen Inc.(a)	46,326	119,521
Prothena Corp. PLC(a)(b)	4,588	142,503
RAPT Therapeutics Inc.(a)	1,621	29,859
REGENXBIO Inc.(a)	8,223	257,955
Replimune Group Inc.(a)	3,024	58,303
REVOLUTION Medicines Inc.(a)(b)	15,983	361,056
Rocket Pharmaceuticals Inc.(a)	9,950	144,275
Sangamo Therapeutics Inc.(a)(b)	26,258	112,647
Seres Therapeutics Inc.(a)	7,472	30,710
SpringWorks Therapeutics Inc.(a)	2,974	88,863
Stoke Therapeutics Inc.(a)	3,371	49,857
Turning Point Therapeutics Inc.(a)	4,938	370,251
uniQure NV(a)	7,917	200,696
Vaxart Inc.(a)(b)	12,161	44,752
Vir Biotechnology Inc.(a)	15,931	443,041
Y-mAbs Therapeutics Inc.(a)(b)	3,384	52,757
		9,820,747
Building Products — 0.8%
American Woodmark Corp.(a)	3,576	179,587
Apogee Enterprises Inc.	4,816	200,394
Gibraltar Industries Inc.(a)	3,862	180,703
Griffon Corp.	10,332	310,063
Insteel Industries Inc.	2,444	76,497
Janus International Group Inc.(a)(b)	11,918	121,206
JELD-WEN Holding Inc.(a)	12,014	213,609
Masonite International Corp.(a)	2,210	201,176
PGT Innovations Inc.(a)	7,588	166,177
Quanex Building Products Corp.	7,172	176,503
Resideo Technologies Inc.(a)	15,777	355,140
UFP Industries Inc.	6,422	592,173
Zurn Elkay Water Solutions Corp.(b)	10,024	290,195
		3,063,423
Capital Markets — 2.6%
Affiliated Managers Group Inc.	8,341	1,054,135
Artisan Partners Asset Management Inc., Class A	7,768	308,856
Assetmark Financial Holdings Inc.(a)	2,312	43,905
B. Riley Financial Inc.	3,545	182,709
BGC Partners Inc., Class A	71,524	261,063
Blucora Inc.(a)	10,172	203,440
Bridge Investment Group Holdings Inc., Class A	2,668	45,436
Cowen Inc., Class A	5,909	207,229
Diamond Hill Investment Group Inc.	700	133,819
Donnelley Financial Solutions Inc.(a)	6,012	204,348
Evercore Inc., Class A	8,757	875,437
Federated Hermes Inc.	19,737	673,229
Focus Financial Partners Inc., Class A(a)	5,839	236,071
GCM Grosvenor Inc., Class A	2,611	20,653
Houlihan Lokey Inc.	4,669	394,811
Interactive Brokers Group Inc., Class A	7,310	429,024
Janus Henderson Group PLC	36,115	930,683
Moelis & Co., Class A	13,960	650,257
Oppenheimer Holdings Inc., Class A, NVS	1,997	67,079
Piper Sandler Cos	1,251	157,876
StepStone Group Inc., Class A	6,285	167,432
Security	Shares	Value

Capital Markets (continued)
Stifel Financial Corp.	22,933	$1,371,623
StoneX Group Inc.(a)	3,698	322,207
TPG Inc.	7,580	216,182
Victory Capital Holdings Inc., Class A	5,052	139,789
Virtu Financial Inc., Class A	17,259	402,652
Virtus Investment Partners Inc.	716	147,725
WisdomTree Investments Inc.	23,491	122,153
		9,969,823
Chemicals — 2.8%
AdvanSix Inc.	6,008	236,054
American Vanguard Corp.	5,760	134,842
Ashland Global Holdings Inc.	4,336	435,638
Avient Corp.	7,347	317,023
Axalta Coating Systems Ltd.(a)	20,882	526,644
Cabot Corp.	12,147	902,036
Chase Corp.	821	74,645
Chemours Co. (The)	33,439	1,190,094
Diversey Holdings Ltd.(a)(b)	10,508	78,705
Ecovyst Inc.	4,019	41,114
Element Solutions Inc.	19,268	380,736
FutureFuel Corp.	5,520	39,689
GCP Applied Technologies Inc.(a)	4,530	142,695
HB Fuller Co.	4,814	309,059
Huntsman Corp.	28,076	813,081
Ingevity Corp.(a)	8,374	561,895
Innospec Inc.	2,271	231,642
Intrepid Potash Inc.(a)	736	33,562
Koppers Holdings Inc.	4,524	106,495
Kronos Worldwide Inc.	3,148	55,310
LSB Industries Inc.(a)	3,503	48,376
Mativ Inc.	11,844	258,791
Minerals Technologies Inc.	7,086	473,416
NewMarket Corp.	1,467	455,944
Scotts Miracle-Gro Co. (The)	5,403	480,597
Sensient Technologies Corp.	4,636	398,603
Stepan Co.	2,539	284,901
Tredegar Corp.	5,547	58,133
Trinseo PLC	7,791	278,684
Tronox Holdings PLC, Class A	24,939	389,298
Valvoline Inc.	23,762	765,612
		10,503,314
Commercial Services & Supplies — 1.8%
ABM Industries Inc.	14,414	646,324
ACCO Brands Corp.	20,808	149,193
Brady Corp., Class A, NVS	6,817	326,194
BrightView Holdings Inc.(a)	9,745	128,049
Brink’s Co. (The)	4,687	266,878
Cimpress PLC(a)(b)	4,204	168,959
Clean Harbors Inc.(a)	4,444	433,690
CoreCivic Inc.(a)	26,244	282,648
Deluxe Corp.	9,297	233,727
Ennis Inc.	5,545	121,158
GEO Group Inc. (The)(a)	21,807	143,054
Harsco Corp.(a)	10,567	50,827
Healthcare Services Group Inc.	15,923	228,336
Heritage-Crystal Clean Inc.(a)	1,665	55,877
HNI Corp.	9,145	323,001
IAA Inc.(a)(b)	10,726	404,692
Interface Inc.	12,701	184,038

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
KAR Auction Services Inc.(a)	14,839	$253,747
Matthews International Corp., Class A	6,702	187,321
MillerKnoll Inc.	9,080	273,399
Montrose Environmental Group Inc.(a)(b)	2,725	109,327
MSA Safety Inc.	4,012	514,900
Pitney Bowes Inc.	4,409	14,417
SP Plus Corp.(a)	4,969	170,238
Steelcase Inc., Class A	11,999	133,549
Stericycle Inc.(a)	12,776	598,811
UniFirst Corp./MA	1,760	344,766
Viad Corp.(a)	1,571	53,053
VSE Corp.	1,339	56,171
		6,856,344
Communications Equipment — 0.7%
ADTRAN Holdings Inc. (a)	16,661	401,364
Casa Systems Inc.(a)	4,657	20,584
CommScope Holding Co. Inc.(a)	44,943	405,835
Comtech Telecommunications Corp.	5,771	67,059
Digi International Inc.(a)	3,098	88,262
Extreme Networks Inc.(a)	10,389	135,888
Lumentum Holdings Inc.(a)(b)	7,114	643,532
NETGEAR Inc.(a)	6,104	157,361
NetScout Systems Inc.(a)	9,271	329,862
Plantronics Inc.(a)	4,474	178,021
Ribbon Communications Inc.(a)	25,742	87,265
Viavi Solutions Inc.(a)	21,477	317,860
		2,832,893
Construction & Engineering — 1.6%
API Group Corp.(a)	17,064	302,203
Arcosa Inc.	4,518	232,948
Argan Inc.	3,204	119,061
Comfort Systems USA Inc.	4,105	433,734
Dycom Industries Inc.(a)	3,476	358,584
EMCOR Group Inc.	6,516	758,267
Fluor Corp.(a)	15,412	391,619
Granite Construction Inc.	6,563	196,234
Great Lakes Dredge & Dock Corp.(a)	9,757	126,158
IES Holdings Inc.(a)	1,194	39,402
Infrastructure and Energy Alternatives Inc.(a)	1,963	27,718
MasTec Inc.(a)	7,666	605,077
MDU Resources Group Inc.	43,739	1,249,623
MYR Group Inc.(a)	1,697	161,605
Primoris Services Corp.	11,556	269,948
Sterling Infrastructure Inc.(a)	6,580	169,172
Tutor Perini Corp.(a)	9,261	84,090
Valmont Industries Inc.	2,108	572,280
		6,097,723
Construction Materials — 0.1%
Eagle Materials Inc.	2,494	315,366
Summit Materials Inc., Class A(a)	9,301	255,871
		571,237
Consumer Finance — 1.3%
Atlanticus Holdings Corp.(a)	732	28,284
Bread Financial Holdings Inc.	10,330	409,171
Curo Group Holdings Corp.	4,668	33,423
Encore Capital Group Inc.(a)	3,081	223,157
Enova International Inc.(a)	7,011	241,950
EZCORP Inc., Class A, NVS(a)	11,624	93,457
FirstCash Holdings Inc.	5,197	380,732
Security	Shares	Value

Consumer Finance (continued)
Green Dot Corp., Class A(a)	5,076	$142,636
LendingClub Corp.(a)	10,154	140,633
LendingTree Inc.(a)	2,369	107,979
Navient Corp.	31,853	524,619
Nelnet Inc., Class A	1,489	141,589
OneMain Holdings Inc.	22,935	853,182
PRA Group Inc.(a)	8,575	341,628
PROG Holdings Inc.(a)	11,789	217,153
Regional Management Corp.	1,996	81,836
SLM Corp.	57,916	903,489
World Acceptance Corp.(a)	437	48,409
		4,913,327
Containers & Packaging — 1.1%
Graphic Packaging Holding Co.	28,723	639,087
Greif Inc., Class A, NVS	5,765	407,124
Myers Industries Inc.	2,288	55,667
O-I Glass Inc.(a)	33,595	494,182
Pactiv Evergreen Inc.	5,160	52,735
Silgan Holdings Inc.	18,133	806,919
Sonoco Products Co.	20,970	1,331,385
TriMas Corp.	9,191	272,054
		4,059,153
Distributors — 0.0%
Funko Inc., Class A(a)	2,884	75,590

Diversified Consumer Services — 1.0%
2U Inc.(a)	16,554	162,064
ADT Inc.(b)	49,637	362,350
Adtalem Global Education Inc.(a)(b)	9,734	390,333
American Public Education Inc.(a)	2,461	38,662
Carriage Services Inc.	1,737	63,018
frontdoor Inc.(a)(b)	10,874	291,097
Graham Holdings Co., Class B	846	502,938
Grand Canyon Education Inc.(a)	2,489	239,118
H&R Block Inc.	17,282	690,589
Laureate Education Inc., Class A	19,015	225,138
Perdoceo Education Corp.(a)	14,738	201,911
PowerSchool Holdings Inc., Class A(a)	4,114	59,283
Strategic Education Inc.	2,772	199,113
Stride Inc.(a)	3,063	136,855
Vivint Smart Home Inc.(a)	8,461	40,443
WW International Inc.(a)	11,575	76,858
		3,679,770
Diversified Financial Services — 0.3%
A-Mark Precious Metals Inc.	3,630	109,989
Cannae Holdings Inc.(a)	7,334	154,821
Compass Diversified Holdings	12,968	312,918
Jackson Financial Inc., Class A	18,659	513,309
		1,091,037
Diversified Telecommunication Services — 0.2%
Anterix Inc.(a)	2,007	89,291
ATN International Inc.	2,344	107,918
Cogent Communications Holdings Inc.	3,583	228,631
Consolidated Communications Holdings Inc.(a)	15,564	102,722
EchoStar Corp., Class A(a)(b)	7,946	157,013
IDT Corp., Class B(a)	2,252	58,620
Liberty Latin America Ltd., Class A(a)	5,043	37,167
Liberty Latin America Ltd., Class C, NVS(a)	19,062	139,915
		921,277

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 1.5%
ALLETE Inc.	12,274	$761,847
Hawaiian Electric Industries Inc.	23,543	995,869
IDACORP Inc.	10,875	1,214,955
MGE Energy Inc.	4,601	374,430
Otter Tail Corp.	5,164	362,874
PNM Resources Inc.	18,488	892,416
Portland General Electric Co.	19,194	985,420
		5,587,811
Electrical Equipment — 1.4%
Acuity Brands Inc.(b)	4,449	811,498
Array Technologies Inc.(a)	19,322	325,576
Atkore Inc.(a)	9,285	921,722
AZZ Inc.	5,289	224,994
Blink Charging Co.(a)(b)	3,568	75,535
Encore Wire Corp.	2,455	339,944
EnerSys	5,619	370,348
Enovix Corp.(a)	22,789	303,549
Fluence Energy Inc., Class A(a)(b)	3,689	50,687
GrafTech International Ltd.	42,803	329,583
nVent Electric PLC	35,779	1,263,356
Thermon Group Holdings Inc.(a)	7,147	111,279
TPI Composites Inc.(a)	5,084	83,733
		5,211,804
Electronic Equipment, Instruments & Components — 2.4%
Advanced Energy Industries Inc.	4,880	436,711
Arlo Technologies Inc.(a)	18,609	130,821
Avnet Inc.	21,013	1,005,892
Belden Inc.	6,320	409,030
Benchmark Electronics Inc.	4,415	112,936
ePlus Inc.(a)	2,577	143,204
Fabrinet(a)	3,862	370,984
II-VI Inc.(a)(b)	16,602	873,929
Insight Enterprises Inc.(a)(b)	7,682	717,576
IPG Photonics Corp.(a)	4,656	496,236
Kimball Electronics Inc.(a)	5,374	118,228
Knowles Corp.(a)(b)	10,933	215,927
Methode Electronics Inc.	8,023	330,869
MicroVision Inc.(a)(b)	20,097	103,500
Mirion Technologies Inc.(a)(b)	12,388	84,238
National Instruments Corp.	12,020	456,760
OSI Systems Inc.(a)	3,359	324,715
PC Connection Inc.	2,351	111,508
Plexus Corp.(a)	2,625	246,619
Sanmina Corp.(a)	13,080	602,334
ScanSource Inc.(a)	5,377	171,795
TTM Technologies Inc.(a)	21,827	295,319
Velodyne Lidar Inc.(a)(b)	9,237	9,699
Vishay Intertechnology Inc.	28,459	587,963
Vishay Precision Group Inc.(a)	1,339	41,750
Vontier Corp.	34,658	894,176
		9,292,719
Energy Equipment & Services — 1.4%
Archrock Inc.	29,230	246,701
ChampionX Corp.	19,369	404,618
Dril-Quip Inc.(a)	2,580	66,177
Helix Energy Solutions Group Inc.(a)	30,897	124,824
Helmerich & Payne Inc.	22,663	1,049,297
Nabors Industries Ltd.(a)	1,032	147,050
NexTier Oilfield Solutions Inc.(a)	34,812	347,076
Security	Shares	Value

Energy Equipment & Services (continued)
Noble Corp.(a)	8,294	$248,820
NOV Inc.(b)	84,517	1,572,861
Oceaneering International Inc.(a)	8,998	95,559
Oil States International Inc.(a)	13,331	67,988
ProPetro Holding Corp.(a)	6,207	65,298
Select Energy Services Inc., Class A(a)	8,077	60,335
Tidewater Inc.(a)	8,914	196,375
Transocean Ltd.(a)(b)	134,753	455,465
U.S. Silica Holdings Inc.(a)	16,121	222,954
Weatherford International PLC(a)	6,177	142,874
		5,514,272
Entertainment — 0.3%
Cinemark Holdings Inc.(a)(b)	23,181	424,908
Liberty Media Corp.-Liberty Braves, Class A(a)	990	28,571
Lions Gate Entertainment Corp., Class A(a)	13,279	116,324
Lions Gate Entertainment Corp., Class B, NVS(a)	26,228	217,955
Madison Square Garden Entertainment Corp.(a)	3,289	191,518
Madison Square Garden Sports Corp.(a)	1,231	189,303
Marcus Corp. (The)(a)	5,098	83,760
Skillz Inc., Class A(a)(b)	56,558	89,362
		1,341,701
Equity Real Estate Investment Trusts (REITs) — 6.5%
Acadia Realty Trust	10,775	184,576
Agree Realty Corp.	7,152	569,228
Alexander’s Inc.	462	112,502
American Assets Trust Inc.	5,749	173,792
Apartment Investment & Management Co., Class A(a)	14,609	121,547
Armada Hoffler Properties Inc.	14,563	206,503
Bluerock Residential Growth REIT Inc., Class A	6,014	157,988
Braemar Hotels & Resorts Inc.	13,778	71,508
Brandywine Realty Trust	36,863	344,669
Broadstone Net Lease Inc.	12,721	288,385
CareTrust REIT Inc.	20,949	432,597
CatchMark Timber Trust Inc., Class A	10,513	118,166
CBL & Associates Properties Inc.	5,520	169,961
Cedar Realty Trust Inc.	2,644	76,835
Centerspace	1,928	165,596
Chatham Lodging Trust(a)	6,868	83,515
City Office REIT Inc.	4,482	63,196
Corporate Office Properties Trust(b)	7,844	220,809
Cousins Properties Inc.	19,882	613,360
Diversified Healthcare Trust	52,350	90,565
Douglas Emmett Inc.	25,066	592,560
Easterly Government Properties Inc.	8,290	168,038
Empire State Realty Trust Inc., Class A	29,453	251,234
EPR Properties	7,902	425,207
Equity Commonwealth(a)	24,278	680,998
Essential Properties Realty Trust Inc.	11,436	275,836
Farmland Partners Inc.	2,256	33,479
First Industrial Realty Trust Inc.	9,170	476,381
Four Corners Property Trust Inc.	6,568	191,983
Franklin Street Properties Corp., Class C	20,389	77,274
Getty Realty Corp.	8,421	247,072
Gladstone Commercial Corp.	4,637	97,145
Gladstone Land Corp.	2,085	56,524
Global Medical REIT Inc.	6,058	73,786
Global Net Lease Inc.	14,583	220,057
Healthcare Realty Trust Inc.	46,934	1,232,017
Hersha Hospitality Trust, Class A(a)	7,092	71,487

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties Inc.	22,648	$805,589
Hudson Pacific Properties Inc.	16,366	246,145
Industrial Logistics Properties Trust	14,073	141,152
InvenTrust Properties Corp.	6,606	189,394
iStar Inc.	17,960	300,112
JBG SMITH Properties	23,433	596,136
Kite Realty Group Trust	21,856	434,716
LTC Properties Inc.	8,506	356,401
LXP Industrial Trust	28,646	314,247
Macerich Co. (The)	19,116	202,821
National Health Investors Inc.	9,904	642,175
Necessity Retail REIT Inc.	28,767	224,095
NexPoint Residential Trust Inc.(b)	1,649	109,724
Office Properties Income Trust	10,483	217,837
Omega Healthcare Investors Inc.	50,593	1,568,383
One Liberty Properties Inc.	2,226	61,771
Outfront Media Inc.	10,842	200,143
Paramount Group Inc.	35,668	279,994
Park Hotels & Resorts Inc.	50,210	782,774
Phillips Edison & Co. Inc.	9,194	312,964
Physicians Realty Trust	27,619	490,790
Piedmont Office Realty Trust Inc., Class A	18,178	250,129
Plymouth Industrial REIT Inc.	4,096	78,889
PotlatchDeltic Corp.	14,954	733,195
Retail Opportunity Investments Corp.	12,689	221,550
RLJ Lodging Trust	11,862	148,156
RPT Realty	8,863	96,341
Sabra Health Care REIT Inc.	49,762	765,837
Saul Centers Inc.	1,509	78,891
Service Properties Trust	20,129	131,644
SITE Centers Corp.	22,337	326,344
SL Green Realty Corp.	13,818	686,064
Spirit Realty Capital Inc.	16,439	728,905
STAG Industrial Inc.	14,511	475,671
Summit Hotel Properties Inc.(a)	23,386	183,580
Tanger Factory Outlet Centers Inc.	12,778	207,898
UMH Properties Inc.	6,666	142,052
Uniti Group Inc.	35,325	352,190
Universal Health Realty Income Trust	1,591	85,755
Urban Edge Properties	9,641	158,402
Urstadt Biddle Properties Inc., Class A	4,370	80,408
Veris Residential Inc.(a)	17,276	241,000
Washington Real Estate Investment Trust	18,778	416,308
Whitestone REIT	9,951	111,750
		24,614,698
Food & Staples Retailing — 0.9%
Andersons Inc. (The)	3,804	137,591
Casey’s General Stores Inc.	3,715	752,845
Chefs’ Warehouse Inc. (The)(a)	3,973	137,505
Grocery Outlet Holding Corp.(a)	9,643	411,949
Ingles Markets Inc., Class A	1,669	159,323
Natural Grocers by Vitamin Cottage Inc.	1,943	32,215
PriceSmart Inc.	3,065	203,455
SpartanNash Co.	7,864	253,928
Sprouts Farmers Market Inc.(a)	23,647	653,603
United Natural Foods Inc.(a)	12,601	535,668
Weis Markets Inc.(b)	3,533	271,794
		3,549,876
Security	Shares	Value

Food Products — 1.5%
B&G Foods Inc.	14,941	$369,192
Calavo Growers Inc.	2,610	105,183
Flowers Foods Inc.	42,870	1,217,937
Fresh Del Monte Produce Inc.	7,181	213,348
Hain Celestial Group Inc. (The)(a)	12,594	286,513
Hostess Brands Inc.(a)	9,225	208,670
Ingredion Inc.	14,243	1,295,828
J&J Snack Foods Corp.	1,295	175,485
John B Sanfilippo & Son Inc.	1,964	147,104
Lancaster Colony Corp.	1,769	234,180
Mission Produce Inc.(a)	4,518	64,065
Pilgrim’s Pride Corp.(a)(b)	6,641	208,328
Post Holdings Inc.(a)(b)	5,679	493,732
Seaboard Corp.	24	97,455
Seneca Foods Corp., Class A(a)	1,306	74,338
TreeHouse Foods Inc.(a)(b)	12,109	525,773
Utz Brands Inc.	8,910	149,866
		5,866,997
Gas Utilities — 1.7%
Chesapeake Utilities Corp.	1,644	225,442
National Fuel Gas Co.	19,672	1,423,072
New Jersey Resources Corp.	20,687	955,532
Northwest Natural Holding Co.	7,425	398,500
ONE Gas Inc.	6,966	591,692
South Jersey Industries Inc.	26,338	902,867
Southwest Gas Holdings Inc.(a)	14,379	1,250,398
Spire Inc.	11,222	844,343
		6,591,846
Health Care Equipment & Supplies — 1.5%
AngioDynamics Inc.(a)	4,673	106,030
Artivion Inc.(a)	5,509	107,976
Avanos Medical Inc.(a)	5,338	151,439
BioLife Solutions Inc.(a)	3,321	63,996
Bioventus Inc., Class A(a)	2,756	23,398
Cardiovascular Systems Inc.(a)	5,098	78,560
CryoPort Inc.(a)	4,144	154,157
Embecta Corp.(a)	12,463	366,786
Enovis Corp.(a)	5,087	303,796
Envista Holdings Corp.(a)(b)	13,033	529,791
Haemonetics Corp.(a)	6,008	417,496
ICU Medical Inc.(a)	1,810	320,678
Inogen Inc.(a)	4,457	123,994
Integer Holdings Corp.(a)	3,631	253,771
LivaNova PLC(a)	7,037	448,046
Masimo Corp.(a)	5,120	740,250
NuVasive Inc.(a)	3,323	174,524
OraSure Technologies Inc.(a)	15,378	47,057
QuidelOrtho Corp.(a)	10,759	1,097,848
Varex Imaging Corp.(a)	8,504	189,554
Zimvie Inc.(a)	4,425	85,933
		5,785,080
Health Care Providers & Services — 2.0%
1Life Healthcare Inc.(a)	15,561	263,603
Acadia Healthcare Co. Inc.(a)(b)	6,752	559,808
Accolade Inc.(a)	7,996	73,883
AdaptHealth Corp.(a)(b)	9,174	202,837
Alignment Healthcare Inc.(a)(b)	3,605	52,921
AMN Healthcare Services Inc.(a)	5,956	669,693
Aveanna Healthcare Holdings Inc.(a)	8,521	18,065

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Brookdale Senior Living Inc.(a)	39,586	$190,804
Clover Health Investments Corp.(a)(b)	39,132	109,570
Community Health Systems Inc.(a)(b)	27,562	82,135
Covetrus Inc.(a)	13,572	281,890
Cross Country Healthcare Inc.(a)	7,676	202,339
Encompass Health Corp.	13,104	663,324
Fulgent Genetics Inc.(a)(b)	4,268	255,013
Hanger Inc.(a)	5,614	104,252
Hims & Hers Health Inc.(a)	11,115	68,802
Invitae Corp.(a)(b)	30,724	58,376
ModivCare Inc.(a)	1,594	159,081
National HealthCare Corp.	2,922	207,550
National Research Corp.	1,000	37,900
OPKO Health Inc.(a)(b)	88,413	208,655
Owens & Minor Inc.	16,431	581,822
Patterson Companies Inc.	18,739	582,033
Pediatrix Medical Group Inc.(a)	18,635	422,269
Pennant Group Inc. (The)(a)	2,899	38,673
Premier Inc., Class A	25,421	977,692
Select Medical Holdings Corp.	13,943	412,992
Sema4 Holdings Corp.(a)(b)	32,715	52,998
		7,538,980
Health Care Technology — 0.7%
Allscripts Healthcare Solutions Inc.(a)	11,210	177,342
American Well Corp., Class A(a)	21,175	82,582
Change Healthcare Inc.(a)	26,578	645,048
Computer Programs & Systems Inc.(a)	3,232	109,112
Evolent Health Inc., Class A(a)(b)	6,424	218,352
Health Catalyst Inc.(a)	6,991	117,029
HealthStream Inc.(a)	1,978	47,591
Multiplan Corp.(a)	52,160	263,930
NextGen Healthcare Inc.(a)	12,065	206,553
Pear Therapeutics Inc.(a)	2,842	4,235
Teladoc Health Inc.(a)	17,344	639,126
		2,510,900
Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants Inc.(a)	2,153	50,531
Bloomin’ Brands Inc.	17,381	354,399
Bluegreen Vacations Holding Corp.	2,747	72,191
Brinker International Inc.(a)	9,465	262,654
Cheesecake Factory Inc. (The)	10,628	310,656
Chuy’s Holdings Inc.(a)	2,255	50,129
Cracker Barrel Old Country Store Inc.	3,366	320,006
Dave & Buster’s Entertainment Inc.(a)	4,044	151,084
Denny’s Corp.(a)	9,190	89,235
Dine Brands Global Inc.	3,598	256,573
El Pollo Loco Holdings Inc.(a)	4,145	40,289
Golden Entertainment Inc.(a)	4,397	192,896
Hilton Grand Vacations Inc.(a)	19,205	782,988
Jack in the Box Inc.	1,622	112,145
Life Time Group Holdings Inc.(a)	8,458	122,641
Marriott Vacations Worldwide Corp.(b)	3,038	415,963
Papa John’s International Inc.	3,261	312,697
Penn National Gaming Inc.(a)	14,383	496,933
Rush Street Interactive Inc.(a)	5,398	29,905
Ruth’s Hospitality Group Inc.	2,993	52,527
Scientific Games Corp., Class A(a)	7,876	401,203
SeaWorld Entertainment Inc.(a)	4,403	210,155
Six Flags Entertainment Corp.(a)	6,069	137,584
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Sonder Holdings Inc.(a)(b)	13,572	$21,037
Travel + Leisure Co.	18,453	795,509
Wendy’s Co. (The)	20,268	426,236
		6,468,166
Household Durables — 1.9%
Beazer Homes USA Inc.(a)	6,365	93,884
Century Communities Inc.	2,892	147,984
Dream Finders Homes Inc., Class A(a)(b)	2,030	26,390
Ethan Allen Interiors Inc.	4,720	108,513
GoPro Inc., Class A(a)	28,354	180,331
Green Brick Partners Inc.(a)(b)	9,963	267,008
Helen of Troy Ltd.(a)(b)	1,977	264,503
iRobot Corp.(a)	2,350	108,124
KB Home	18,703	610,466
La-Z-Boy Inc.	9,404	262,089
Leggett & Platt Inc.	19,359	767,391
LGI Homes Inc.(a)	2,519	284,143
M/I Homes Inc.(a)	6,092	280,293
MDC Holdings Inc.	12,297	445,766
Meritage Homes Corp.(a)	4,691	414,215
Snap One Holdings Corp.(a)	1,136	13,814
Taylor Morrison Home Corp.(a)	15,774	452,714
Tempur Sealy International Inc.	21,238	583,620
Toll Brothers Inc.	23,716	1,166,353
Traeger Inc.(a)	3,262	10,014
Tri Pointe Homes Inc.(a)	22,249	412,051
Tupperware Brands Corp.(a)	9,818	73,242
Universal Electronics Inc.(a)	2,709	75,175
Weber Inc., Class A(b)	2,680	17,072
		7,065,155
Household Products — 0.3%
Central Garden & Pet Co.(a)	2,136	92,574
Central Garden & Pet Co., Class A, NVS(a)	8,573	349,779
Energizer Holdings Inc.	4,464	131,822
Reynolds Consumer Products Inc.	11,821	343,518
Spectrum Brands Holdings Inc.	5,233	363,903
		1,281,596
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Inc., Class A	4,925	170,060
Clearway Energy Inc., Class C	11,520	432,461
Ormat Technologies Inc.(b)	3,086	267,063
		869,584
Insurance — 3.4%
American Equity Investment Life Holding Co.	16,676	626,351
AMERISAFE Inc.	4,193	191,033
Argo Group International Holdings Ltd.	7,611	249,565
Assured Guaranty Ltd.	8,241	481,192
Axis Capital Holdings Ltd.	16,711	843,738
Brighthouse Financial Inc.(a)	16,131	700,408
CNO Financial Group Inc.	24,931	467,456
Employers Holdings Inc.	3,840	152,486
Enstar Group Ltd.(a)	2,630	520,530
First American Financial Corp.	23,100	1,339,800
Genworth Financial Inc., Class A(a)	102,936	437,478
Hagerty Inc., Class A(a)(b)	2,459	28,229
Hanover Insurance Group Inc. (The)	7,688	1,049,181
HCI Group Inc.	510	34,920
Horace Mann Educators Corp.	8,145	278,966
James River Group Holdings Ltd.(b)	7,675	182,358

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Kemper Corp.	12,900	$603,720
Lemonade Inc.(a)(b)	4,583	86,390
MBIA Inc.(a)	10,399	130,819
Mercury General Corp.	5,736	240,510
National Western Life Group Inc., Class A	504	101,808
Primerica Inc.	4,738	609,733
ProAssurance Corp.	4,302	95,203
RenaissanceRe Holdings Ltd.	4,532	586,033
Ryan Specialty Group Holdings Inc., Class A(a)	4,012	173,479
Safety Insurance Group Inc.	2,821	244,158
Selective Insurance Group Inc.	8,930	695,290
SiriusPoint Ltd.(a)	19,271	84,407
Stewart Information Services Corp.	2,958	161,655
United Fire Group Inc.	4,617	151,576
Universal Insurance Holdings Inc.	5,963	75,432
Unum Group	43,252	1,392,282
		13,016,186
Interactive Media & Services — 0.3%
BuzzFeed Inc.(a)(b)	2,862	5,381
Cars.com Inc.(a)	13,974	164,334
Eventbrite Inc., Class A(a)	11,103	103,924
fuboTV Inc.(a)(b)	19,659	49,344
MediaAlpha Inc., Class A(a)	2,362	29,100
Outbrain Inc.(a)	1,907	10,679
QuinStreet Inc.(a)	4,364	46,913
TripAdvisor Inc.(a)	14,169	269,353
Yelp Inc.(a)	5,461	167,434
Ziff Davis Inc.(a)	5,237	428,858
ZipRecruiter Inc.(a)(b)	1,409	24,700
		1,300,020
Internet & Direct Marketing Retail — 0.1%
1-800-Flowers.com Inc., Class A(a)	3,004	29,950
Boxed Inc.(a)(b)	5,205	9,785
ContextLogic Inc., Class A(a)(b)	74,575	111,863
Duluth Holdings Inc., Class B(a)	1,506	14,518
Groupon Inc.(a)(b)	2,658	28,175
Lands’ End Inc.(a)(b)	1,755	22,376
PetMed Express Inc.	2,687	58,630
Qurate Retail Inc., Series A	73,725	201,269
Rent the Runway Inc.(a)	3,940	17,494
Stitch Fix Inc., Class A(a)	8,261	49,318
		543,378
IT Services — 1.2%
Cass Information Systems Inc.	2,485	90,603
Conduent Inc.(a)	35,144	163,771
CSG Systems International Inc.(b)	6,684	436,131
Cyxtera Technologies Inc.(a)(b)	4,299	52,405
Edgio Inc.(a)	13,023	32,948
EVERTEC Inc.	6,407	249,809
Kyndryl Holdings Inc.(a)(b)	38,705	405,241
Maximus Inc.	8,095	541,151
MoneyGram International Inc.(a)	20,576	209,052
Payoneer Global Inc.(a)	20,253	108,151
Rackspace Technology Inc.(a)(b)	13,721	92,480
Sabre Corp.(a)	70,366	432,751
SolarWinds Corp.	5,820	62,332
Unisys Corp.(a)	14,491	198,816
Western Union Co. (The)	83,032	1,413,205
		4,488,846
Security	Shares	Value

Leisure Products — 1.1%
Acushnet Holdings Corp.(b)	4,727	$230,347
Brunswick Corp./DE	16,289	1,305,075
Johnson Outdoors Inc., Class A	1,560	105,003
Malibu Boats Inc., Class A(a)	2,924	182,604
MasterCraft Boat Holdings Inc.(a)	3,943	93,410
Polaris Inc.	12,029	1,410,761
Smith & Wesson Brands Inc.	9,699	141,120
Solo Brands Inc., Class A(a)	1,828	9,122
Sturm Ruger & Co. Inc.	3,831	253,344
Vista Outdoor Inc.(a)	12,091	363,939
		4,094,725
Life Sciences Tools & Services — 0.3%
AbCellera Biologics Inc.(a)	13,438	134,918
Adaptive Biotechnologies Corp.(a)	12,450	114,042
Cytek Biosciences Inc.(a)	1,683	21,542
Maravai LifeSciences Holdings Inc., Class A(a)	12,927	337,265
NeoGenomics Inc.(a)	27,155	274,809
Quanterix Corp.(a)	3,602	57,596
Seer Inc., Class A(a)(b)	3,660	32,940
		973,112
Machinery — 3.1%
Alamo Group Inc.	982	127,081
Albany International Corp., Class A	2,727	248,893
Allison Transmission Holdings Inc.	20,894	874,832
Altra Industrial Motion Corp.	9,532	397,770
Astec Industries Inc.	2,793	137,220
Barnes Group Inc.	10,113	342,022
Blue Bird Corp.(a)	2,901	32,375
CIRCOR International Inc.(a)	4,340	75,559
Columbus McKinnon Corp./NY	2,905	96,156
Crane Holdings Co.	5,916	585,270
Donaldson Co. Inc.	12,625	686,926
Douglas Dynamics Inc.	4,879	155,445
EnPro Industries Inc.	2,307	215,658
Federal Signal Corp.	6,342	263,320
Flowserve Corp.	14,326	484,792
Gates Industrial Corp. PLC(a)	20,657	254,081
Gorman-Rupp Co. (The)	2,435	74,755
Greenbrier Companies Inc. (The)	3,151	100,265
Hillenbrand Inc.	15,453	713,929
Hillman Solutions Corp.(a)(b)	14,505	150,127
Hyliion Holdings Corp.(a)(b)	24,609	96,713
Hyster-Yale Materials Handling Inc.	2,115	73,158
ITT Inc.	7,747	581,257
Kennametal Inc.	17,894	480,454
Luxfer Holdings PLC	5,838	95,393
Manitowoc Co. Inc. (The)(a)	3,880	44,348
Mueller Industries Inc.	4,565	307,361
Mueller Water Products Inc., Class A	17,173	223,593
Oshkosh Corp.	7,652	658,837
Proterra Inc.(a)	21,227	114,414
RBC Bearings Inc.(a)	2,199	518,964
REV Group Inc.	7,129	82,982
Sarcos Technology and Robotics Corp.(a)	13,511	45,262
SPX Corp.(a)	5,811	343,604
Standex International Corp.	1,117	108,438
Tennant Co.	4,040	270,801
Terex Corp.	5,836	195,564
Timken Co. (The)	14,538	950,494

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Titan International Inc.(a)	3,563	$59,716
Trinity Industries Inc.	4,747	123,185
Wabash National Corp.	6,828	123,314
Watts Water Technologies Inc., Class A	2,571	355,132
		11,869,460
Marine — 0.3%
Eagle Bulk Shipping Inc.	1,457	77,119
Genco Shipping & Trading Ltd.	4,614	88,958
Kirby Corp.(a)	7,931	503,143
Matson Inc.	5,186	475,400
		1,144,620
Media — 1.3%
Advantage Solutions Inc.(a)	21,131	93,822
Altice USA Inc., Class A(a)	48,977	514,748
AMC Networks Inc., Class A(a)(b)	6,392	195,084
Clear Channel Outdoor Holdings Inc.(a)	101,058	156,640
EW Scripps Co. (The), Class A, NVS(a)	7,784	111,000
Gannett Co. Inc.(a)	31,677	95,348
Gray Television Inc.	18,961	352,106
iHeartMedia Inc., Class A(a)	23,694	177,231
John Wiley & Sons Inc., Class A	9,379	489,771
Nexstar Media Group Inc., Class A	8,690	1,636,935
Scholastic Corp., NVS	3,273	154,060
Sinclair Broadcast Group Inc., Class A	9,500	207,480
Stagwell Inc.(a)	16,597	109,706
TEGNA Inc.	24,756	518,391
Thryv Holdings Inc.(a)	3,784	92,102
WideOpenWest Inc.(a)	5,373	98,756
		5,003,180
Metals & Mining — 1.2%
Alpha Metallurgical Resources Inc.	1,489	203,636
Arconic Corp.(a)	22,753	687,368
Carpenter Technology Corp.	10,474	336,634
Century Aluminum Co.(a)(b)	5,218	41,170
Coeur Mining Inc.(a)	60,334	193,672
Commercial Metals Co.	26,139	1,035,627
Haynes International Inc.	1,062	41,057
Hecla Mining Co.(b)	59,743	270,636
Kaiser Aluminum Corp.	2,028	153,662
Materion Corp.	1,500	122,910
Olympic Steel Inc.	2,121	63,057
Ramaco Resources Inc.	1,049	12,315
Ryerson Holding Corp.	3,597	98,558
Schnitzer Steel Industries Inc., Class A	5,616	199,705
SunCoke Energy Inc.	18,613	137,736
TimkenSteel Corp.(a)	8,998	182,569
Warrior Met Coal Inc.	11,114	354,870
Worthington Industries Inc.	6,993	358,112
		4,493,294
Mortgage Real Estate Investment — 2.9%
AGNC Investment Corp.	112,569	1,419,495
Apollo Commercial Real Estate Finance Inc.	28,643	366,058
Arbor Realty Trust Inc.	34,486	573,157
Ares Commercial Real Estate Corp.	10,353	141,836
ARMOUR Residential REIT Inc.	22,863	179,932
Blackstone Mortgage Trust Inc., Class A	36,643	1,134,834
BrightSpire Capital Inc.	20,611	182,201
Broadmark Realty Capital Inc.	28,802	218,607
Chimera Investment Corp.	51,120	535,226
Security	Shares	Value

Mortgage Real Estate Investment (continued)
Dynex Capital Inc.	8,050	$135,240
Ellington Financial Inc.	6,833	109,670
Franklin BSP Realty Trust Inc.(b)	18,128	278,265
Granite Point Mortgage Trust Inc.	11,877	126,015
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	9,024	325,676
Invesco Mortgage Capital Inc.	7,115	125,936
KKR Real Estate Finance Trust Inc.	10,766	209,829
Ladder Capital Corp.	24,648	292,818
MFA Financial Inc.	19,986	259,019
New Residential Investment Corp.	100,575	1,097,273
New York Mortgage Trust Inc.	82,792	259,967
Orchid Island Capital Inc.	38,405	123,664
PennyMac Mortgage Investment Trust	20,032	307,692
Ready Capital Corp.	14,668	204,032
Redwood Trust Inc.	25,966	224,866
Starwood Property Trust Inc.	66,013	1,559,227
TPG RE Finance Trust Inc.	13,184	143,046
Two Harbors Investment Corp.	74,409	400,320
		10,933,901
Multi-Utilities — 0.7%
Avista Corp.	14,409	608,924
Black Hills Corp.	13,960	1,077,712
NorthWestern Corp.	11,669	647,046
Unitil Corp.	3,448	188,847
		2,522,529
Multiline Retail — 0.4%
Big Lots Inc.	6,213	125,440
Dillard’s Inc., Class A(b)	433	98,443
Franchise Group Inc.	5,829	191,949
Nordstrom Inc.	24,116	566,967
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	7,866	463,701
		1,446,500
Oil, Gas & Consumable Fuels — 5.2%
Alto Ingredients Inc.(a)(b)	9,263	39,831
Antero Midstream Corp.	70,241	706,624
Arch Resources Inc.	1,249	161,296
Berry Corp.	14,289	122,028
Brigham Minerals Inc., Class A	4,589	121,838
California Resources Corp.	16,758	751,764
Callon Petroleum Co.(a)(b)	10,209	470,022
Centennial Resource Development Inc./DE, Class A(a)	40,147	267,379
Centrus Energy Corp., Class A(a)	2,257	74,820
Chord Energy Corp.	8,850	1,134,924
Civitas Resources Inc.	15,548	916,710
CNX Resources Corp.(a)	42,147	727,879
Comstock Resources Inc.(a)	19,522	310,985
CONSOL Energy Inc.(a)	6,938	425,438
Crescent Energy Co., Class A	5,903	86,184
CVR Energy Inc.	6,300	211,302
Delek U.S. Holdings Inc.	15,284	407,471
Denbury Inc.(a)	5,004	359,838
Dorian LPG Ltd.	5,911	95,285
DTE Midstream LLC	20,821	1,145,780
Earthstone Energy Inc., Class A(a)(b)	10,852	153,990
Enviva Inc.	3,143	218,847
Equitrans Midstream Corp.	87,794	689,183
Excelerate Energy Inc., Class A (a)	1,940	42,952
Gevo Inc.(a)(b)	21,364	62,810

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gran Tierra Energy Inc.(a)	80,359	$107,681
Gulfport Energy Corp.(a)	2,543	234,058
HF Sinclair Corp.	32,169	1,538,322
International Seaways Inc.	5,182	122,554
Kosmos Energy Ltd.(a)	44,295	280,830
Laredo Petroleum Inc.(a)	3,128	277,360
Magnolia Oil & Gas Corp., Class A	22,080	532,790
Matador Resources Co.	12,009	693,880
Murphy Oil Corp.	17,678	621,205
NextDecade Corp.(a)	3,130	22,129
Northern Oil and Gas Inc.	14,349	413,682
Par Pacific Holdings Inc.(a)	9,904	163,416
PBF Energy Inc., Class A(a)	20,623	687,777
PDC Energy Inc.	20,526	1,348,353
Peabody Energy Corp.(a)	22,944	481,595
Range Resources Corp.(a)	24,421	807,602
Ranger Oil Corp.	4,512	171,727
REX American Resources Corp.(a)	678	64,722
Riley Exploration Permian Inc.	447	11,837
Ring Energy Inc.(a)	18,807	52,848
SandRidge Energy Inc.(a)	6,616	123,918
SilverBow Resources Inc.(a)(b)	2,281	103,078
SM Energy Co.	13,015	537,259
Talos Energy Inc.(a)	8,989	170,341
VAALCO Energy Inc.	7,642	45,317
W&T Offshore Inc.(a)	20,302	100,901
World Fuel Services Corp.	13,560	375,883
		19,796,245
Paper & Forest Products — 0.5%
Clearwater Paper Corp.(a)	3,675	131,197
Glatfelter Corp.	5,871	36,048
Louisiana-Pacific Corp.	17,663	1,123,897
Mercer International Inc.	4,818	76,895
Resolute Forest Products Inc.(a)	10,038	203,571
Sylvamo Corp.	7,674	301,128
		1,872,736
Personal Products — 0.7%
BellRing Brands Inc.(a)	23,557	568,666
Coty Inc., Class A(a)	74,041	541,980
Edgewell Personal Care Co.	11,358	451,821
Herbalife Nutrition Ltd.(a)	20,561	501,894
Honest Co. Inc. (The)(a)	4,552	15,204
Medifast Inc.	854	143,634
Nu Skin Enterprises Inc., Class A	10,799	469,865
USANA Health Sciences Inc.(a)	1,454	101,227
		2,794,291
Pharmaceuticals — 1.0%
Amneal Pharmaceuticals Inc.(a)	21,007	74,365
ANI Pharmaceuticals Inc.(a)	854	29,249
Atea Pharmaceuticals Inc.(a)(b)	4,003	32,825
Cara Therapeutics Inc.(a)	9,284	81,142
Collegium Pharmaceutical Inc.(a)	7,327	125,951
Corcept Therapeutics Inc.(a)	9,699	277,973
DICE Therapeutics Inc.(a)	1,294	22,309
Endo International PLC(a)	50,296	26,667
Innoviva Inc.(a)	13,584	194,794
Nektar Therapeutics(a)(b)	39,799	157,604
NGM Biopharmaceuticals Inc.(a)	2,709	39,226
Perrigo Co. PLC	28,941	1,211,760
Security	Shares	Value

Pharmaceuticals (continued)
Phathom Pharmaceuticals Inc.(a)	1,827	$16,827
Phibro Animal Health Corp., Class A	4,363	85,384
Prestige Consumer Healthcare Inc.(a)	10,838	653,640
Relmada Therapeutics Inc.(a)	2,288	58,573
SIGA Technologies Inc.	3,766	64,737
Supernus Pharmaceuticals Inc.(a)	11,585	367,824
Tilray Brands Inc., Class 2 (a)(b)	51,774	188,975
Tricida Inc.(a)	3,533	32,362
		3,742,187
Professional Services — 2.2%
Alight Inc., Class A(a)(b)	24,863	187,467
ASGN Inc.(a)	3,471	360,151
Atlas Technical Consultants Inc.(a)	4,104	28,810
Barrett Business Services Inc.	1,008	82,243
CACI International Inc., Class A(a)(b)	5,035	1,522,030
CBIZ Inc.(a)	4,005	182,708
CRA International Inc.	634	62,772
FTI Consulting Inc.(a)(b)	3,638	595,031
Heidrick & Struggles International Inc.	2,461	76,636
Huron Consulting Group Inc.(a)	1,670	112,057
ICF International Inc.(b)	1,474	139,072
KBR Inc.	18,890	1,005,515
Kelly Services Inc., Class A, NVS	7,534	163,337
Kforce Inc.	1,278	84,156
Korn Ferry(b)	5,458	357,554
Legalzoomcom Inc.(a)(b)	2,362	24,754
ManpowerGroup Inc.	11,350	889,953
ManTech International Corp./VA, Class A	5,951	570,225
Resources Connection Inc.	4,118	88,372
Science Applications International Corp.	12,006	1,163,021
TriNet Group Inc.(a)(b)	4,520	372,900
TrueBlue Inc.(a)	7,267	157,258
		8,226,022
Real Estate Management & Development — 0.9%
Anywhere Real Estate Inc.(a)(b)	25,361	251,835
Cushman & Wakefield PLC(a)	32,599	547,663
DigitalBridge Group Inc.(a)	87,370	478,788
Doma Holdings Inc.(a)	38,496	28,564
Douglas Elliman Inc.	6,583	39,498
Forestar Group Inc.(a)	2,434	33,687
Kennedy-Wilson Holdings Inc.	13,843	285,996
Marcus & Millichap Inc.	3,128	127,998
Newmark Group Inc., Class A	32,999	376,189
Offerpad Solutions Inc.(a)(b)	15,759	33,251
Opendoor Technologies Inc.(a)(b)	84,994	417,320
RE/MAX Holdings Inc., Class A	4,214	106,783
Redfin Corp.(a)	23,222	202,031
RMR Group Inc. (The), Class A	3,418	98,814
Seritage Growth Properties, Class A(a)(b)	8,284	99,574
WeWork Inc., Class A(a)(b)	45,380	216,463
		3,344,454
Road & Rail — 1.1%
ArcBest Corp.	2,493	220,880
Daseke Inc.(a)	13,124	109,979
Heartland Express Inc.	10,042	159,467
Landstar System Inc.(b)	4,017	628,982
Marten Transport Ltd.	12,849	277,024
PAM Transportation Services Inc.(a)	595	21,289
Ryder System Inc.	11,008	862,147

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Schneider National Inc., Class B	7,629	$193,243
Werner Enterprises Inc.	12,776	561,633
XPO Logistics Inc.(a)(b)	21,275	1,270,968
		4,305,612
Semiconductors & Semiconductor Equipment — 1.0%
Alpha & Omega Semiconductor Ltd.(a)(b)	1,659	69,695
Amkor Technology Inc.	12,936	260,919
Cirrus Logic Inc.(a)	6,580	562,327
Cohu Inc.(a)	3,786	108,204
Ichor Holdings Ltd.(a)	6,158	192,499
Kulicke & Soffa Industries Inc.(b)	4,865	234,104
Magnachip Semiconductor Corp.(a)	3,123	47,657
MKS Instruments Inc.	4,916	581,071
NeoPhotonics Corp.(a)	3,463	55,373
Onto Innovation Inc.(a)	3,833	319,097
Photronics Inc.(a)	13,397	318,983
Rambus Inc.(a)	9,169	231,792
Rockley Photonics Holdings Ltd.(a)(b)	10,437	26,719
SMART Global Holdings Inc.(a)	6,296	123,527
Synaptics Inc.(a)	3,407	493,845
Ultra Clean Holdings Inc.(a)	5,797	194,779
Veeco Instruments Inc.(a)	5,922	129,100
		3,949,691
Software — 1.0%
ACI Worldwide Inc.(a)	7,282	207,756
American Software Inc./GA, Class A	2,842	50,815
Avaya Holdings Corp.(a)(b)	18,046	16,216
Blackbaud Inc.(a)	5,087	311,935
BTRS Holdings Inc., Class 1(a)	6,273	40,461
Cerence Inc.(a)(b)	4,078	114,877
ChannelAdvisor Corp.(a)	3,523	51,929
CommVault Systems Inc.(a)	3,737	209,608
Consensus Cloud Solutions Inc.(a)	3,460	186,944
Ebix Inc.	5,060	119,720
NCR Corp.(a)	29,364	952,862
Nutanix Inc., Class A(a)	20,070	303,659
OneSpan Inc.(a)	2,872	31,793
Paycor HCM Inc.(a)(b)	2,376	63,415
Progress Software Corp.(b)	4,176	196,105
PROS Holdings Inc.(a)(b)	4,633	112,906
Rimini Street Inc.(a)	3,693	25,925
Upland Software Inc.(a)	3,363	38,069
Verint Systems Inc.(a)(b)	6,760	308,729
WM Technology Inc.(a)(b)	8,164	27,758
Xperi Holding Corp.	14,863	249,104
Yext Inc.(a)	9,798	42,915
		3,663,501
Specialty Retail — 2.7%
Aaron’s Co. Inc. (The)	6,717	87,455
Abercrombie & Fitch Co., Class A(a)	10,935	194,752
Academy Sports & Outdoors Inc.(b)	18,386	791,150
American Eagle Outfitters Inc.	33,082	398,307
America’s Car-Mart Inc./TX(a)	1,288	133,398
Arhaus Inc.(a)	2,900	15,979
Arko Corp.	4,818	43,988
Asbury Automotive Group Inc.(a)	2,697	462,913
Bed Bath & Beyond Inc.(a)	17,175	86,390
Buckle Inc. (The)	6,334	191,287
Caleres Inc.	8,234	204,368
Security	Shares	Value

Specialty Retail (continued)
Camping World Holdings Inc., Class A(b)	4,758	$128,656
Chico’s FAS Inc.(a)	26,695	134,009
Children’s Place Inc. (The)(a)	2,763	119,748
Conn’s Inc.(a)	3,298	31,067
Container Store Group Inc. (The)(a)	7,438	55,488
Designer Brands Inc. , Class A	12,953	186,912
Dick’s Sporting Goods Inc.	12,485	1,168,471
Foot Locker Inc.	18,066	512,532
Gap Inc. (The)	45,342	436,190
Genesco Inc.(a)(b)	2,758	154,586
Group 1 Automotive Inc.	3,578	633,020
Guess? Inc.	4,973	94,039
Haverty Furniture Companies Inc.	2,999	81,963
Hibbett Inc.	2,595	121,757
JOANN Inc.	2,318	20,955
LL Flooring Holdings Inc.(a)	4,132	41,485
MarineMax Inc.(a)	3,043	124,276
Monro Inc.	2,831	141,975
Murphy USA Inc.	1,632	464,076
National Vision Holdings Inc.(a)(b)	8,529	248,535
ODP Corp. (The)(a)	9,444	342,817
OneWater Marine Inc., Class A(a)	2,473	89,622
Rent-A-Center Inc./TX	11,631	273,678
Sally Beauty Holdings Inc.(a)	23,123	295,512
Shoe Carnival Inc.	3,623	79,018
Signet Jewelers Ltd.	5,345	325,831
Sleep Number Corp.(a)	4,769	214,891
Sonic Automotive Inc., Class A	4,250	177,863
Sportsman’s Warehouse Holdings Inc.(a)(b)	9,478	93,453
Torrid Holdings Inc.(a)	2,352	9,549
TravelCenters of America Inc.(a)	2,682	111,893
Urban Outfitters Inc.(a)	13,816	282,952
Victoria’s Secret & Co.(a)	14,601	539,653
Zumiez Inc.(a)	3,628	94,328
		10,440,787
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology Inc.(a)	3,185	89,371
Corsair Gaming Inc.(a)	7,118	100,364
Eastman Kodak Co.(a)(b)	6,995	38,542
Super Micro Computer Inc.(a)	9,650	521,197
Xerox Holdings Corp.	26,032	445,928
		1,195,402
Textiles, Apparel & Luxury Goods — 1.4%
Carter’s Inc.	5,486	446,999
Columbia Sportswear Co.	4,311	319,057
Crocs Inc.(a)	7,231	518,029
Fossil Group Inc.(a)	10,230	61,687
G-III Apparel Group Ltd.(a)	9,225	203,780
Hanesbrands Inc.	75,062	839,193
Kontoor Brands Inc.	9,993	364,745
Levi Strauss & Co., Class A	20,948	396,336
Movado Group Inc.	3,492	118,658
Oxford Industries Inc.	3,316	316,347
PVH Corp.	14,529	899,636
Ralph Lauren Corp.	3,889	383,572
Steven Madden Ltd.	8,369	265,297
Wolverine World Wide Inc.(b)	11,677	262,382
		5,395,718

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 2.1%
Axos Financial Inc.(a)	6,326	$264,174
Capitol Federal Financial Inc.	26,153	250,807
Essent Group Ltd.	23,388	976,683
Federal Agricultural Mortgage Corp., Class C, NVS	2,008	221,462
Hingham Institution For Savings (The)	184	53,362
Kearny Financial Corp./MD	11,725	137,300
Merchants Bancorp./IN	2,624	69,431
MGIC Investment Corp.	67,259	951,042
Mr Cooper Group Inc.(a)	6,367	286,833
New York Community Bancorp. Inc.	102,722	1,090,908
NMI Holdings Inc., Class A(a)	12,143	229,988
Northfield Bancorp. Inc.	9,455	139,178
PennyMac Financial Services Inc.	6,533	357,943
Provident Financial Services Inc.	15,592	379,821
Radian Group Inc.	37,939	848,695
Rocket Companies Inc., Class A(b)	25,741	245,054
Southern Missouri Bancorp. Inc.	1,241	66,940
TFS Financial Corp.	8,652	126,752
TrustCo Bank Corp. NY	3,291	110,446
UWM Holdings Corp.(b)	17,622	66,435
Walker & Dunlop Inc.	6,603	743,762
Waterstone Financial Inc.	6,610	123,276
WSFS Financial Corp.	8,473	404,332
		8,144,624
Tobacco — 0.2%
Turning Point Brands Inc.	1,076	25,824
Universal Corp./VA	5,339	298,503
Vector Group Ltd.	28,564	318,203
		642,530
Trading Companies & Distributors — 2.3%
Air Lease Corp.	22,445	832,934
Applied Industrial Technologies Inc.	3,622	364,337
Beacon Roofing Supply Inc.(a)	11,689	701,574
BlueLinx Holdings Inc.(a)(b)	1,012	80,960
Boise Cascade Co.	8,516	602,166
Custom Truck One Source Inc.(a)(b)	3,321	20,557
DXP Enterprises Inc./TX(a)	1,321	44,914
GATX Corp.	7,669	768,817
Global Industrial Co.	1,418	50,694
GMS Inc.(a)	9,295	493,286
H&E Equipment Services Inc.	3,870	138,353
McGrath RentCorp.	2,207	186,183
MRC Global Inc.(a)	13,425	155,998
MSC Industrial Direct Co. Inc., Class A	10,160	839,826
Security	Shares	Value

Trading Companies & Distributors (continued)
NOW Inc.(a)	14,255	$157,660
Rush Enterprises Inc., Class A	9,246	445,565
Titan Machinery Inc.(a)	2,556	71,900
Triton International Ltd.	13,823	885,778
Univar Solutions Inc.(a)	36,456	985,770
Veritiv Corp.(a)	3,010	373,300
WESCO International Inc.(a)	4,479	572,595
		8,773,167
Water Utilities — 0.3%
American States Water Co.	3,635	316,863
California Water Service Group	5,666	340,413
Middlesex Water Co.(b)	1,501	142,760
SJW Group	3,001	197,046
York Water Co. (The)	1,332	57,263
		1,054,345
Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	21,390	338,176
United States Cellular Corp.(a)	3,189	93,406
		431,582

Total Long-Term Investments — 99.8%
(Cost: $379,129,010)		380,313,778

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	23,782,024	23,779,645
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	1,190,000	1,190,000

Total Short-Term Securities — 6.5%
(Cost: $24,967,073)		24,969,645

Total Investments in Securities — 106.3%
(Cost: $404,096,083)		405,283,423

Liabilities in Excess of Other Assets — (6.3)%		(24,074,643)

Net Assets — 100.0%		$381,208,780

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,595,129	$4,186,743	(a)	$—	$(1,270)	$(957)	$23,779,645	23,782,024	$46,966	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	540,000	650,000	(a)	—	—	—	1,190,000	1,190,000	1,998		—
					$(1,270)	$(957)	$24,969,645		$48,964		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	6	09/16/22	$566	$31,177
S&P Mid 400 E-Mini Index	1	09/16/22	251	11,672
				$42,849

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$380,313,778	$—	$—	$380,313,778
Money Market Funds	24,969,645	—	—	24,969,645
	$405,283,423	$—	$—	$405,283,423
Derivative financial instruments(a)
Assets
Futures Contracts	$42,849	$—	$—	$42,849

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust